Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Schedule of Long-Term Borrowings

	December 31 2020	December 31 2019
	$	$
Current portion of long-term borrowings
Accrued interest	3,056	2,662
Other liabilities	494	449
	3,550	3,111
Long-term borrowings
Credit facility (net of financing costs)	95,068	83,043
Limited Recourse Loan Facility	26,153	-
Share of Joint Operation borrowings	-	28,845
Other liabilities	5,719	5,222
	126,940	117,110
	130,490	120,221